JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 5.1%
General Dynamics Corp.	3,782	802,327
Northrop Grumman Corp.	966	454,294
Raytheon Technologies Corp.	12,225	1,000,774
		2,257,395
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	4,229	683,211
Banks — 6.9%
Bank of America Corp.	27,292	824,213
Citigroup, Inc.	9,117	379,927
PNC Financial Services Group, Inc. (The)	4,494	671,496
Truist Financial Corp.	7,966	346,822
US Bancorp	8,538	344,238
Wells Fargo & Co.	11,561	464,991
		3,031,687
Beverages — 2.1%
Coca-Cola Co. (The)	8,060	451,555
PepsiCo, Inc.	2,753	449,391
		900,946
Biotechnology — 2.2%
AbbVie, Inc.	5,320	714,005
Amgen, Inc.	1,114	251,178
		965,183
Capital Markets — 6.7%
BlackRock, Inc.	1,263	695,328
Charles Schwab Corp. (The)	5,954	427,902
CME Group, Inc.	3,559	630,392
Morgan Stanley	9,717	767,712
Northern Trust Corp.	1,439	123,104
T. Rowe Price Group, Inc.	2,594	272,385
		2,916,823
Chemicals — 3.2%
Air Products and Chemicals, Inc.	3,418	795,495
PPG Industries, Inc.	5,648	625,120
		1,420,615
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,981	269,455
Consumer Finance — 2.0%
American Express Co.	3,717	501,406
Capital One Financial Corp.	4,020	370,543
		871,949
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,991	303,428

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.8%
NextEra Energy, Inc.	9,549	748,761
Xcel Energy, Inc.	7,395	473,275
		1,222,036
Electrical Equipment — 1.1%
Eaton Corp. plc	3,481	464,213
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	9,766	283,422
Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexandria Real Estate Equities, Inc.	1,119	156,808
AvalonBay Communities, Inc.	1,176	216,582
Boston Properties, Inc.	1,862	139,595
Prologis, Inc.	2,960	300,764
Ventas, Inc.	4,055	162,900
		976,649
Food & Staples Retailing — 2.8%
Sysco Corp.	8,986	635,409
Walmart, Inc.	4,595	595,921
		1,231,330
Food Products — 1.3%
Mondelez International, Inc., Class A	10,571	579,616
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	3,808	368,484
Becton Dickinson and Co.	1,694	377,408
Medtronic plc	8,070	651,668
		1,397,560
Health Care Providers & Services — 7.0%
AmerisourceBergen Corp.	2,753	372,559
Cigna Corp.	1,907	529,300
CVS Health Corp.	8,561	816,448
UnitedHealth Group, Inc.	2,630	1,328,147
		3,046,454
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,645	610,336
Starbucks Corp.	4,478	377,263
		987,599
Household Products — 1.2%
Procter & Gamble Co. (The)	4,145	523,339
Insurance — 5.0%
Arthur J Gallagher & Co.	2,214	379,076
Chubb Ltd.	2,899	527,267
Hartford Financial Services Group, Inc. (The)	5,417	335,546
Marsh & McLennan Cos., Inc.	1,121	167,321

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
MetLife, Inc.	6,768	411,360
Progressive Corp. (The)	3,094	359,591
		2,180,161
IT Services — 1.5%
Accenture plc, Class A	754	193,880
Fidelity National Information Services, Inc.	1,142	86,293
International Business Machines Corp.	3,153	374,645
		654,818
Machinery — 3.3%
Deere & Co.	1,414	472,138
Dover Corp.	5,049	588,587
Parker-Hannifin Corp.	1,680	407,237
		1,467,962
Media — 1.6%
Comcast Corp., Class A	23,644	693,486
Multi-Utilities — 1.7%
CMS Energy Corp.	5,324	310,096
Dominion Energy, Inc.	3,176	219,472
Public Service Enterprise Group, Inc.	3,936	221,311
		750,879
Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	3,296	473,523
ConocoPhillips	13,239	1,354,852
EOG Resources, Inc.	7,353	821,595
Exxon Mobil Corp.	13,431	1,172,618
		3,822,588
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	17,345	1,233,095
Eli Lilly & Co.	1,396	451,380
Johnson & Johnson	5,581	911,644
Merck & Co., Inc.	2,086	179,636
Pfizer, Inc.	7,815	341,974
		3,117,729
Road & Rail — 1.3%
Norfolk Southern Corp.	2,627	550,852
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	5,536	771,381
NXP Semiconductors NV (China)	2,990	441,029
Texas Instruments, Inc.	3,508	543,030
		1,755,440
Software — 1.1%
Microsoft Corp.	2,090	486,717

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 4.2%
Advance Auto Parts, Inc.	2,284	357,130
Best Buy Co., Inc.	3,615	228,945
Home Depot, Inc. (The)	2,248	620,233
TJX Cos., Inc. (The)	10,152	630,649
		1,836,957
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,029	142,154
Seagate Technology Holdings plc	4,102	218,349
		360,503
Tobacco — 1.8%
Philip Morris International, Inc.	9,319	773,595
Total Common Stocks (Cost $33,778,268)		42,784,597
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $946,003)	945,838	946,216
Total Investments — 99.8% (Cost $34,724,271)		43,730,813
Other Assets Less Liabilities — 0.2%		74,315
NET ASSETS — 100.0%		43,805,128

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,730,813	$—	$—	$43,730,813

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$667,513	$812,655	$534,139	$(1)	$188	$946,216	945,838	$4,639	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.